BUSINESS COMBINATION - Schedule Aggregate Consideration (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Jun. 21, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination and Asset Acquisition [Abstract]
Cash consideration	$ 102,020
Shares transferred at closing	86,838
Value per share (USD per share)	$ 10.00
Share consideration	$ 868,380
Total consideration	$ 970,400	$ 185,170	$ 0	$ 0
Shares of common stock underlying vested options (shares)	7,060
Total consideration for vested options	$ 70,600
Aggregate consideration	$ 1,041,000